Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes

Note 14. Income taxes

Income (loss) before income taxes for the years ended December 31, 2020 and 2019 are as follows (in thousands)

	Year Ended December 31,
	2019	2020
Domestic	$(51,600)	$(106,508)
Foreign	(61)	103

Total	$(51,661)	$(106,405)

The components of income tax expense are as follows (in thousands):

	Year Ended December 31,
	2019	2020
Current:
Federal	$—	$—
State	1	1
Foreign	—	23

Total current expense	1	24

Deferred:
Federal	—	—
State	—	351
Valuation allowance	—	—

Total deferred expense	—	351

Total income tax expense	$1	$375

A reconciliation between the statutory rate U.S. federal rate and the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2019	2020
Federal statutory rate	$(10,849)	$(22,344)
State income taxes, net of federal benefit	(3,810)	1,330
Stock compensation	185	2,786
Foreign rate differential	13	—
Tax credits	(787)	(539)
Fair value changes - warrants	—	11,192
Convertible debt cancellation of indebtedness income	—	15,079
Valuation allowance	14,559	(6,812)
Other	690	(317)

Total tax provision	$1	$375

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes are as follows (in thousands):

	Year Ended December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforwards	$19,491	$15,285
Credits	1,761	1,580
Stock based compensation	—	383
Accruals and reserves	4,363	1,335
Operating lease liability	2,586	4,059

Gross deferred tax assets	28,201	22,642
Valuation allowance	(26,174)	(19,362)

Net deferred tax assets	2,027	3,280

Deferred tax liabilities:
Property and equipment	(323)	(230)
Operating lease, right of use assets	(1,704)	(3,050)

Gross deferred tax liabilities	(2,027)	(3,280)

Net deferred tax assets	$—	$—

The Company has established a full valuation allowance of $26.2 million and $19.4 million for the years ended December 31, 2019 and 2020, respectively, against its net deferred tax assets. The Company determines its valuation allowance on deferred tax assets by considering both positive and negative evidence in order to ascertain whether it is more likely than not that deferred tax assets will be realized. Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the deferred tax assets can be realized as of December 31, 2020, accordingly, the Company has recorded a full valuation allowance on its deferred tax assets.

The valuation allowance on the Company’s net deferred taxes increased by $14.6 million and decreased by $6.8 million during the years ended December 31, 2019, and 2020, respectively. The decrease in valuation allowance is primarily attributed to the utilization of net operating losses and credits in 2020.

As of December 31, 2019, the Company had federal net operating loss carryforwards and state net operating loss carryforwards of approximately $69.5 million and $70.0 million, respectively. As of December 31, 2019, the federal net operating loss carryforward begins expiring in 2035 through 2040, and the state net operating loss carryforward begins expiring in 2035 through 2040. As of December 31, 2019, the amount of federal net operating loss that does not expire is $61.8 million.

As of December 31, 2020, the Company had federal net operating loss carryforwards and state net operating loss carryforwards of approximately $49.5 million and $70.0 million, respectively. As of December 31, 2020, the federal net operating loss carryforwards do not expire as federal net operating loss carryforwards generated after December 31, 2017 will be carried forward indefinitely and the state net operating loss carryforward begins expiring in 2035 through 2040. As of December 31, 2020, the amount of federal net operating loss that does not expire is $49.5 million.

As of December 31, 2019, the Company had federal and state research and development credit carryforwards of approximately $1.4 million and $1.2 million, respectively. As of December 31, 2020, the Company had federal and state research and development credit carryforwards of approximately $2.1 million and $0.01 million, respectively. As of December 31, 2019 and 2020 the federal credits will expire starting in 2035 and 2038, respectively, if not utilized and state credits carryforward indefinitely.

Utilization of the net operating loss carry forward may be subject to an annual limitation due to the ownership percentage change limitations provided by the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of the net operating loss before utilization.

ASC 740 requires that the tax benefit of net operating losses, temporary differences, and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. As of December 31, 2019 and 2020 the Company has reviewed the positive and negative evidence relating to the realizability of the deferred tax assets and has concluded that the deferred tax assets are more likely than not to not be realized.

The CARES Act includes provisions relating to refundable payroll tax credits, deferment of employer’s social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. This new legislation did not impact the current year provision. The Company will continue to monitor the possible impacts in the future periods.

On June 29, 2020, Governor Gavin Newsom signed California Assembly Bill 85 (AB 85) into law. The legislation suspends the California net operating loss deductions for 2020, 2021, and 2022 for certain taxpayers and imposes a limitation of certain California Tax Credits for 2020, 2021, and 2022. The legislation disallows the use of California net operating loss deductions if the taxpayer recognizes business income and its adjusted gross income is greater than $1.0 million. The carryover periods for net operating loss deductions disallowed by this provision will be extended. Additionally, any business credit will only offset a maximum of $5.0 million of California tax. As a result of the legislation, the available California net operating losses were unable to be utilized to offset taxable income in 2020. The Company utilized California R&D credits to reduce its taxable income to minimum tax. The Company will continue to monitor the possible California net operating loss and credit limitations in future periods.

The balance of gross unrecognized tax benefits as of December 31, 2019 and 2020 was $0.7 million and $1.0 million, respectively. Out of the total unrecognized tax benefits, $0.4 million at December 31, 2020, if recognized, would reduce our effective tax rate in the period of recognition. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. As of December 31, 2019 and 2020, the Company has not accrued interest and penalties related to uncertain tax positions. The following table sets forth the change in the uncertain tax positions for the years ended December 31, 2019 and 2020:

	Year Ended December 31,
	2019	2020
Balance at the beginning of the year	$180	$651
Decreases:
For current year’s tax positions	—	—
For prior years’ tax positions	—	—
Increases:
For current year’s tax positions	471	320
For prior years’ tax positions	—	—

Balance at the end of the year	$651	$971

The Company files income tax returns in the U.S. federal jurisdiction, California state jurisdiction, and Hong Kong. In the normal course of business, the Company is subject to examination by taxing authorities. The Company has not been audited by the Internal Revenue Service or any state income or franchise tax agency. As of December 31, 2020, its federal returns for the years ended December 31, 2016 through the current period and the state returns for the years ended December 31, 2016 through the current period are still open to examination. In addition, all of the net operating losses and research and development credit carry-forwards that may be used in future years are still subject to inquiry given that the statute of limitation for these items would begin in the year of the utilization.